Report of Independent Registered Public Accounting
Firm

To the Board of Trustees and Shareholders of Global
X Funds

In planning and performing our audits of the financial statements of Global X MSCI China Energy
ETF, Global X MSCI China Materials ETF, Global X
MSCI China Industrials ETF, Global X MSCI China
Consumer Discretionary ETF, Global X MSCI China
Consumer Staples ETF, Global X MSCI China Health
Care ETF, Global X MSCI China Financials ETF, Global
X MSCI China Information Technology ETF, Global X
MSCI China Communication Services ETF, Global X MSCI
China Utilities ETF, Global X MSCI China Real Estate
ETF, Global X MSCI Greece ETF, Global X DAX Germany
ETF, Global X MSCI Portugal ETF, Global X MSCI
Colombia ETF, Global X MSCI Argentina ETF, Global X
MSCI Pakistan ETF, Global X MSCI Nigeria ETF, Global
X MSCI Vietnam ETF, Global X MSCI Next Emerging &
Frontier ETF, Global X MSCI Norway ETF, Global X
FTSE Southeast Asia ETF, Global X Social Media ETF,
Global X Lithium & Battery Tech ETF, Global X
Disruptive Materials ETF, Global X E-commerce ETF,
Global X Emerging Markets Internet & E-commerce ETF,
Global X SuperDividend ETF, Global X SuperDividend
U.S. ETF, Global X MSCI SuperDividend  EAFE ETF,
Global X MSCI SuperDividend  Emerging Markets ETF,
Global X SuperDividend REIT ETF, Global X NASDAQ 100
Covered Call ETF, Global X S&P 500 Covered Call ETF,
Global X Russell 2000 Covered Call ETF, Global X Dow
30  Covered Call ETF, Global X NASDAQ 100 Covered
Call & Growth ETF, Global X S&P 500 Covered Call &
Growth ETF, Global X Russell 2000 Covered Call &
Growth ETF, Global X SuperIncome Preferred ETF,
Global X Renewable Energy Producers ETF, Global X
S&P 500 Catholic Values ETF, Global X S&P Catholic
Values Developed ex-U.S. ETF, Global X Guru Index
ETF, Global X S&P 500  Tail Risk ETF, Global X S&P
500 Risk Managed Income ETF, Global X S&P 500 Collar
95-110 ETF, Global X NASDAQ 100 Tail Risk ETF,
Global X NASDAQ 100 Risk Managed Income ETF, Global X
NASDAQ 100  Collar 95-110 ETF, Global X Silver
Miners ETF, Global X Gold Explorers ETF, Global X
Copper Miners ETF, Global X Uranium ETF, and Global X Blockchain & Bitcoin Strategy ETF
(fifty-five of the series constituting Global X
Funds, hereafter referred to as the Funds) as of and for the period ended October 31, 2022, in accordance with the standards of the Public Company Accounting
Oversight Board (United States) (PCAOB), we considered the Funds internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting.
Accordingly, we do not express an opinion on the effectiveness of the Funds internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A companys internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a companys assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the companys annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of October 31, 2022.

This report is intended solely for the information and use of the Board of Trustees of Global X Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.



/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 29, 2022